Stock Option Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Statements [Line Items]
Stock based compensation expense	$ 8,827	$ 2,143	$ 1,148
Non-controlling Interests
Statements [Line Items]
Balance	10,618	8,475
Expiration of unexercised stock options	0	0
Stock based compensation expense	850	2,143
Balance	11,468	10,618	8,475
Stock Option Reserve
Statements [Line Items]
Balance	58	324
Expiration of unexercised stock options	(58)	(282)
Stock based compensation expense	7,977	16
Balance	$ 7,977	$ 58	$ 324